SEGMENT INFORMATION (Details) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment information
Sales	$ 883,052	$ 985,038	$ 952,087	$ 893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	$ 1,939,637	$ 1,782,582	$ 3,719,707	$ 3,387,614	$ 3,151,802
Segment Operating Income (Loss)	247,046			273,329						596,967	552,525	1,122,913	1,021,648	960,285
Depreciation	149,708			123,963						287,321	244,200	523,549	455,623	387,549
Total assets		6,713,792				6,259,859						6,713,792	6,259,859	5,711,794
Additions to Long-Lived Assets												1,047,176	791,741	1,082,678
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	247,046			273,329						596,967	552,525	1,122,913	1,021,648	960,285
Income from asset sales	2,915			4,098						7,070	9,762	19,585	18,923	19,223
Corporate general and administrative costs and corporate depreciation	(22,789)			(22,085)						(45,046)	(42,914)	(87,711)	(83,910)	(69,909)
Operating income from continuing operations	227,172	263,502	$ 271,912	255,342	$ 264,031	243,234	$ 239,960	$ 232,920	$ 240,547	558,991	519,373	1,054,787	956,661	909,599
Other income (expense):
Interest and dividend income	2,549			490						2,834	943	1,583	1,653	1,380
Interest expense	(2,471)			(1,725)						(3,032)	(2,919)	(4,654)	(6,129)	(8,653)
Gain on sale of investment securities				21,352							21,352	45,234	162,121
Other	55			(32)						369	(377)	(636)	(9)	254
Total other income (expense)	133			20,085						171	18,999	41,527	157,636	(7,019)
Income from continuing operations before income taxes	227,305			275,427						559,162	538,372	1,096,314	1,114,297	902,580
Other
Segment information
Sales	3,741			2,830						7,921	5,913	13,410	13,461	14,214
Segment Operating Income (Loss)	(3,217)			(2,244)						(5,116)	(5,249)	(9,068)	(8,602)	(8,824)
Depreciation												15,383	14,785	10,670
Total assets		726,776				881,436						726,776	881,436	663,496
Additions to Long-Lived Assets												27,117	9,872	29,301
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	(3,217)			(2,244)						(5,116)	(5,249)	(9,068)	(8,602)	(8,824)
Operating segment
Segment information
Sales	883,272			893,641						1,940,079	1,783,013	3,720,574	3,388,472	3,152,643
Operating segment | Other
Segment information
Sales	3,961			3,041						8,363	6,344	14,277	14,319	15,055
Inter-Segment
Segment information
Sales	(220)			(211)						(442)	(431)	(867)	(858)	(841)
Inter-Segment | Other
Segment information
Sales	220			211						442	431	867	858	841
Contract Drilling:
Segment information
Sales	879,311			890,600						1,931,716	1,776,669	3,706,297	3,374,153	3,137,588
Segment Operating Income (Loss)	250,263			275,573						602,083	557,774	1,131,981	1,030,250	969,109
Depreciation												508,166	440,838	376,879
Total assets		5,987,016				5,378,423						5,987,016	5,378,423	5,048,298
Additions to Long-Lived Assets												1,020,059	781,869	1,053,377
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	250,263			275,573						602,083	557,774	1,131,981	1,030,250	969,109
Contract Drilling: | U.S. Land
Segment information
Sales	718,463			741,791						1,608,510	1,473,465	3,099,954	2,785,449	2,678,475
Segment Operating Income (Loss)	224,866			245,062						542,988	496,014	1,025,745	932,591	906,968
Depreciation												455,934	391,072	332,723
Total assets		5,259,947				4,742,381						5,259,947	4,742,381	4,420,625
Additions to Long-Lived Assets												930,263	726,206	991,966
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	224,866			245,062						542,988	496,014	1,025,745	932,591	906,968
Contract Drilling: | Offshore
Segment information
Sales	62,626			63,276						132,099	122,330	250,811	221,863	189,086
Segment Operating Income (Loss)	19,069			19,343						40,553	37,841	69,819	53,064	41,775
Depreciation												12,300	13,766	13,455
Total assets		137,101				149,128						137,101	149,128	160,135
Additions to Long-Lived Assets												4,372	4,470	8,547
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	19,069			19,343						40,553	37,841	69,819	53,064	41,775
Contract Drilling: | International Land
Segment information
Sales	98,222			85,533						191,107	180,874	355,532	366,841	270,027
Segment Operating Income (Loss)	6,328			11,168						18,542	23,919	36,417	44,595	20,366
Depreciation												39,932	36,000	30,701
Total assets		$ 589,968				$ 486,914						589,968	486,914	467,538
Additions to Long-Lived Assets												85,424	51,193	52,864
Reconciliation of segment operating income to income from continuing operations before income taxes
Segment operating income	6,328			11,168						18,542	23,919	36,417	44,595	20,366
Contract Drilling: | Operating segment
Segment information
Sales	879,311			890,600						1,931,716	1,776,669	3,706,297	3,374,153	3,137,588
Contract Drilling: | Operating segment | U.S. Land
Segment information
Sales	718,463			741,791						1,608,510	1,473,465	3,099,954	2,785,449	2,678,475
Contract Drilling: | Operating segment | Offshore
Segment information
Sales	62,626			63,276						132,099	122,330	250,811	221,863	189,086
Contract Drilling: | Operating segment | International Land
Segment information
Sales	$ 98,222			$ 85,533						$ 191,107	$ 180,874	$ 355,532	$ 366,841	$ 270,027